[SUTHERLAND ASBILL & BRENNAN LLP]

THOMAS E. BISSET

DIRECT LINE: (202) 383-0118

Email: thomas.bisset@sutherland.com

April 30, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 14 to the Form N-4 Registration Statement for Modern Woodmen of America Variable Annuity Account (File Nos. 333-63972 and 811-10429)

Commissioners:

On behalf of Modern Woodmen of America, a fraternal society, (the “Society”) and Modern Woodmen of America Variable Annuity Account (the “Account”), we are transmitting for filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 14 (the “Amendment”) to the Account’s registration statement on Form N-4 for certain individual flexible premium deferred variable annuity certificates (the “Certificates”).

The Amendment is being filed for the purpose of incorporating changes made in response to comments received from the staff of the Securities and Exchange Commission (the “SEC staff”) on Post-Effective Amendment No. 13 to the Account’s registration statement, updating certain financial information and making routine and clarifying changes. As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

This letter contains the Society’s responses to the SEC staff comments. The following paragraphs provide the Society’s response to oral comments received from Mr. Min S. Oh of the SEC staff on April 11, 2012 to counsel for the Society. For the SEC staff’s convenience, each of the staff’s comments is set forth in full below, followed by the response.

1.	Comment: General

Please disclose to the SEC staff whether there are any types of guarantee or support agreements with third parties to support any of the company’s guarantees under the Certificates.

Securities and Exchange Commission

April 30, 2012

Response: The Society has not entered into any guarantee or support agreements with third parties to support the Society’s guarantees under the Certificates.

PROSPECTUS

2.	Comment: Please provide a representation that the Prospectus describes all material features of the contract; or, if not, please disclose material variations where applicable. For example, on page 31 of the Prospectus under the heading “Incremental Death Benefit Rider,” please disclose in which states the Incremental Death Benefit Rider is not available.

Response: The Society has complied with the SEC staff comment and has replaced the parenthetical following the first sentence in the “Death Benefit Before the Retirement Date-Incremental Death Benefit Rider” section of the Prospectus with the following parenthetical: “(This rider is not available in the State of Washington.)”

3.	Comment: If the Society seeks to rely on Rule 12h-7 of the Securities Exchange Act of 1934, as amended, please provide the appropriate representations.

Response: The Society does not seek to rely on Rule 12h-7.

4.	Cover Page

a.	Comment: Please disclose that the Prospectus describes the information a prospective investor needs to know in accordance with Item 1(a)(v)(A) of Form N-4.

Response: The Society has complied with the SEC staff comment by adding the following statement after the first sentence in the sixth paragraph on the cover page of the Prospectus: “This Prospectus sets forth the information that a prospective investor should know before investing.”

b.	Comment: Please clarify the second sentence of the second to last paragraph on the cover page of the Prospectus.

Response: In response to the SEC staff comment, the subject sentence has been revised to state as follows: “To obtain a copy of this document, please contact us at the address or phone number shown below.”

5.	Comment — Definitions (pages 3-4):

Please confirm whether the terms “fund” and “investment option” have the same meaning. If they have the same meaning, use one term. If the terms have different meanings, provide a better definition of both terms in order to distinguish between the two terms.

Securities and Exchange Commission

April 30, 2012

Response: The definitions that are the subject of the SEC staff comment state as follows:

Fund: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end, diversified management investment company or unit investment trust in which the Account invests.

Investment Option: A Fund, or a separate investment portfolio of a Fund, in which a Subaccount invests.

The Society believes that the definitions of Fund and Investment Option set forth in the Prospectus have separate and distinct meanings. An “Investment Option” could be a single portfolio underlying mutual fund or a series of an underlying mutual fund in which a subaccount invests. On the other hand, a Fund could be an underlying series mutual fund where one or more of its portfolios, but not all of its portfolios, serve as an investment medium for a subaccount of the Account. A Fund is also an investment company registered with the SEC under the Investment Company Act of 1940 (e.g., a registered mutual fund or unit investment trust) while an Investment Option may only be a portfolio of a Fund and not itself a registered investment company. For these reasons, the Society would like to retain the subject definitions in their current form in the Prospectus for the Certificates and respectfully declines to comply with the SEC staff comment.

6.	Fee Tables (pages 6-7)

a.	Comment: In the Preamble to the fee table, please disclose the range of premium taxes.

Response: The Society is a fraternal benefit society, and as such, is not assessed local, state or federal premium taxes. In that regard, the Society believes it would be misleading to state a range of premium taxes in the Preamble to the fee table since it would imply that Certificate owners would be subject to such taxes when in fact they would not. For that reason, the Society respectfully declines to comply with the SEC staff comment.

b.	Comment: Note that only contractual fee waiver and expense reimbursement arrangements can be reflected in the fee table; voluntary waiver and expense reimbursement arrangements can be reflected in a footnote. Therefore, please reduce the font size of the table in footnote 4.

Response: The Society has complied with the SEC staff comment.

c.	Comment: Please confirm whether contractual fee waiver and expense reimbursements for the Investment Options are reflected in the examples. If they are, please confirm that they are reflected in the examples only for the duration of the contractual fee waiver or expense reimbursement. Please disclose such information in the preamble to the examples.

Response: The Society confirms that contractual fee waiver and expense reimbursement arrangements for the Investment Options are reflected in the examples only for the duration of the fee waiver or expense reimbursement

Securities and Exchange Commission

April 30, 2012

arrangement. As such, contractual fee waiver and expense reimbursements are reflected only in the one year expense figures set forth in the examples. In that regard, the Society has added the following statement to the end of second paragraph in the preamble to the examples: “The expense figures for the one year period in each example take into account the effect of any contractual fee waiver and expense reimbursement arrangement for the Investment Options. The expense figures for the three, five and ten year periods in each example do not take into account the effect of any contractual fee waiver and expense reimbursement arrangement for the Investment Options.”

d.	Comment: Please provide a cross-reference at the end of the footnote to the examples to the applicable section of the Prospectus that describes surrender charge variations.

Response: The Society has complied with the SEC staff comment by providing the following cross-reference at the end of the footnote to the examples: “For more information on the calculation of the surrender charge on the Retirement Date, see “CHARGES AND DEDUCTIONS-Surrender Charge at the Retirement Date.”

7.	Modern Woodmen of America Variable Account (page 11)

a.	Comment: Please add disclosure as required by Item 5(b)(ii)(a) of Form N-4.

Response: The Society has complied with the SEC staff comment by adding the following as a new paragraph at the end of the section of the Prospectus entitled “Modern Woodmen of America Variable Annuity Account”: “The income, gains and losses (realized and unrealized) from the assets of the Account are, in accordance with the Certificates, credited to or charged against the Account without regard to our other income, gains, or losses.”

b.	Comment: Please disclose the nature of the assets that would be in excess of reserves and other contract liabilities and therefore could be transferred to the general account.

Response: In response to the SEC staff comment, the Society has added the following sentence as the last sentence to the parenthetical in the second paragraph in the section of the Prospectus entitled “Modern Woodmen of America Variable Annuity Account”: “For example, we may transfer assets attributable to our investment in the Account or fees and charges that have been earned.”

8.	Investment Options (page 11)

Comment: Please confirm the number of subaccounts currently available under the Account.

Securities and Exchange Commission

April 30, 2012

Response: The Society confirms that the number of subaccounts noted in the Prospectus (currently noted as 34) is accurate.

9.	Systematic Withdrawals (page 28)

Comment: Please disclose whether the systematic withdrawal feature, like the interest sweep and dollar cost averaging features, is free.

Response: In response to the SEC staff comment, the Society has added the following as the last bullet point under the section of the Prospectus entitled “Transfer and Withdrawal Options-Systematic Withdrawals”: “There is no charge for electing the systematic withdrawal program.” The Society notes that disclosure in the “Transfer and Withdrawal Options-Systematic Withdrawals” section of the Prospectus currently states that “Withdrawals in excess of 10% of Accumulated Value as of the most recent Certificate Anniversary are subject to a surrender charge.”

10.	Death Benefit Before the Retirement Date (page 29)

Comment: Please confirm with the SEC staff whether the new disclosure under the section of the Prospectus entitled “Death Benefit Before the Retirement Date-Death of Certificate Holder” reflects a clarification.

Response: The Society confirms that the newly added disclosure reflects a clarification and not a change in procedure.

11.	The Declared Interest Option (pages 33-35)

a.	Comment: With respect to Original Certificate States and New Certificate States described in the newly added paragraph to page 33, please disclose the minimum effective annual interest rates for each of them.

Response: In response to the SEC staff comment, the following has been added to the end of the first paragraph under “THE DECLARED INTEREST OPTION” section of the Prospectus: “For Certificates issued on or after January 1, 2012 in Original Certificate States and Certificates issued on or after March 1, 2012 in New Certificate States, the minimum guaranteed rate of interest set forth in the Certificate will not be less than 1%.

b.	Comment: Please revise in plain English the second to last paragraph (noted in italics) on page 34 of the Prospectus. Such revisions should include an explanation regarding the basis for Certificate Holders to be liable if the Society’s reserves should be impaired, what impaired reserves are, and the impact this provision will have on the Certificate value for Certificate Holders.

Securities and Exchange Commission

April 30, 2012

Response: In response to the SEC staff comment, the subject paragraph has been revised to state as follows:

As a fraternal benefit society, the Society, in effect, is owned by its members; thus its members bear responsibility for certain liabilities of the Society. In that regard, if the Society’s reserves pertaining to the Certificates should be impaired, as provided in your Certificate and under Section 300.1 of the Illinois Insurance Code for Fraternal Benefit Societies, to the extent you have allocated or transferred amounts to the Declared Interest Option, you may be held responsible for a portion of the deficiency as the board of directors of the Society in its discretion may determine. If you do not satisfy such deficiency, we will apply that amount as a debt against your Certificate and it will accrue interest at an annual rate of 5%, or you may consent to an equivalent reduction in member benefits.

c.	Comment:

i.	In the third paragraph in the section of the Prospectus entitled “THE DECLARED INTEREST OPTION-Minimum Guaranteed and Current Interest Rates,” please explain the impact of the Society’s right to change the method of crediting interest would have on Certificate Holders in Original Certificate States and New Certificate States relative to their respective guaranteed minimum interest rates.

Response: In response to the SEC staff comment, the Society notes that its right to change the method of crediting interest on Accumulated Value held in the Declared Interest Option would have no effect on the guaranteed minimum interest rate set forth in Certificates issued in Original Certificate States and New Certificate States. In that regard, the Society has added the following to the end of the third paragraph in the section of the Prospectus entitled “THE DECLARED INTEREST OPTION-Minimum Guaranteed and Current Interest Rates”: “The Society’s right to change the method of crediting interest for Accumulated Value held in the Declared Interest Option will not affect the guaranteed minimum interest rate under the Certificate.”

ii.	With respect to the Society’s right to shorten the period for which a current interest rate applies to less than one Certificate Year, does such right apply to Certificates owned by both prospective and existing Certificate Holders.

Response: The Society’s right to shorten the period for which a current interest rate applies to less than one Certificate Year applies to both prospective and existing Certificate Holders and is described in each Certificate.

iii.	Please explain how existing and prospective Certificate Holders would be notified of changes to the methodology for crediting interest on accumulated value held in the Declared Interest Option.

Securities and Exchange Commission

April 30, 2012

Response: The Society will notify existing and prospective Certificate Holders of changes to the methodology for crediting interest on Accumulated Value held in the Declared Interest Option via an updated Prospectus if such change occurs at the time the Society annually updates the Prospectus for the Certificates or via supplement to the most recently updated Prospectus for the Certificates.

12.	Comment: Please confirm that the disclosures under “Federal Tax Matters” on page 44 and under “Legal Proceedings” on page 56 of the Prospectus and “Legal Matters’ on page 5 of the Statement of Additional Information are current.

Response: The Society confirms that the subject disclosures are current.

STATEMENT OF ADDITIONAL INFORMATION

13.	Comment: Please provide disclosure regarding the registrant’s custodian as required under Item 18(c) of Form N-4 and explain the basis for determining Item 24(b)(2) of Part C was not applicable to the Society.

Response: Item 18(c) of Form N-4 requires the registrant to disclose the name and principal business address of its custodian and independent public accountant, and provide a general description of the services they perform. The Society does not have a custodian and thus has no custodian name to disclose pursuant to Item 18(c) nor custody agreements to file pursuant to Item 24(b)(2) of Form N-4. Applicable information regarding the Society’s independent public accountant is located on page 6 of the Statement of Additional Information, which is incorporated by reference into the Prospectus.

14.	Comment: Administrative Services Agreement

Please disclose the basis for the compensation paid se2 with respect to the Certificates pursuant to Item 18(b) of Form N-4 (e.g., the formula used to determine the compensation paid for administrative services).

Response: In response to the SEC staff comment, the Society has added the following to the end of the paragraph under the “Administrative Services Agreement” section of the Statement of Additional Information: “The Society compensates se2 based on the number of Certificates for which se2 provides administrative services and reimburses se2 for certain administrative expenses.”

Securities and Exchange Commission

April 30, 2012

PART C

15.	Comment: Please make sure to include all applicable participation agreements pursuant to Item 24(b) of Form N-4.

Response: The Society has complied with the SEC staff comment.

16.	Comment: Please note that Item 27 requires the disclosure of the number of contract owners of qualified and non-qualified contracts with respect to the registrant [emphasis added]. Please confirm and revise the disclosure to make clear that such information is specifically applicable to the registrant.

Response: The Society has complied with the SEC staff comment.

17.	Comment: Please provide the SEC staff with “Tandy Representations” in a separate letter filed as correspondence to the next post-effective amendment to the Account’s registration statement that will be filed in April 2012.

Response: The Society has provided the “Tandy” representations requested by the SEC staff in a separate letter filed as correspondence to the Amendment.

*        *        *

We believe that the Amendment is complete and responds to all SEC staff comments. If you have any questions regarding this letter or the enclosed Amendment, please contact the undersigned at (202) 383-0118. We greatly appreciate the staff’s efforts in assisting the Society with this filing.

Sincerely,

/s/Thomas E. Bisset

Thomas E. Bisset

Enclosures

cc:	Min S. Oh Shea Doyle Jennifer Morgan Naseem Nixon